Equity Incentive Plan - Additional Information Dryships (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended								0 Months Ended										1 Months Ended			1 Months Ended		2 Months Ended			2 Months Ended		1 Months Ended			2 Months Ended	9 Months Ended			2 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Dryships	Dec. 31, 2011 Dryships	Dec. 31, 2010 Dryships	Mar. 05, 2008 Equity Incentive Plan 2008 [Member]	Jan. 25, 2010 Equity Incentive Plan 2008 [Member] Dryships	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member] Dryships	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member] Dryships	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member] Dryships	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member] Dryships	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member] Dryships	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] Dryships	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member] Dryships	Mar. 05, 2010 Grant Date 1 [Member]	Dec. 31, 2011 Grant Date 1 [Member]	Dec. 31, 2010 Grant Date 1 [Member]	Mar. 05, 2010 Grant Date 1 [Member] Number Of Vested Shares [Member]	Mar. 05, 2010 Grant Date 1 [Member] Number Of Non Vested Shares [Member]	Feb. 04, 2011 Grant Date 2 [Member]	May 28, 2008 Shares Granted to Fabiana [Member]	Mar. 05, 2008 Shares Granted to Fabiana [Member]	Mar. 05, 2008 Shares Granted to Fabiana [Member] Dryships	Oct. 02, 2008 Shares Granted to non executive directors [Member]	Oct. 02, 2008 Shares Granted to non executive directors [Member] Number Of Vested Shares [Member]	Oct. 02, 2008 Shares Granted to non executive directors [Member] Number Of Non Vested Shares [Member]	Mar. 01, 2011 Shares Granted To Executive Director [Member]	Mar. 12, 2009 Shares Granted To Executive Director [Member]	Mar. 01, 2010 Shares Granted To Executive Director [Member] Dryships
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							1,834,055	21,834,055
Shares Granted									9,000,000										4,500,000								1,000	2,000	15,000			1,000,000		9,000	9,000	28,248	70,621
Vested number of shares on grant date									1,000,000													1,000,000
Vested in period										1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000			1,500,000	1,000,000		1,000,000	1,000	1,000	1,000				125,000								42,373
Vested number of shares																		3,000,000											10,000
Grant date fair value weighted average per share									$ 5.5													$ 6.05		$ 5.66					$ 5.01
Unrecognized compensation cost related to non-vested share arrangements granted				$ 19,725	$ 32,413	$ 9,414
Weighted average period of recognition for unrecognised compensation cost				6 years 0 months 0 days
Allocated Share-based Compensation Expense	12,686	26,568	24,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 4,008	$ 9,658	$ 12,466
Vesting period									8 years																				3 years				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Forfeited			3,600
Grant date fair value																															$ 75.09		$ 33.59				$ 3.54